UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 128.2%

Corporate — 11.1%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project, 7.00%, 11/15/30	$3,450	$3,362,197
Continental Airlines Inc. Project, 7.20%, 11/15/30	2,000	1,999,900
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	2,000	2,108,960
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,500	1,483,275
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,370,072

		11,324,404

County/City/Special District/School District — 15.2%
City of Margate City New Jersey, GO, Improvement, 5.00%, 1/15/28	1,085	1,115,185
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.20%, 7/01/34	1,075	994,354
5.20%, 7/01/35	175	159,922
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	741,534
6.00%, 11/01/30	1,090	1,127,474
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,568,750
5.50%, 10/01/29	2,630	2,843,267
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,023,760
5.38%, 1/01/44	2,400	2,441,280
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	1,790	179,000
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,268,162

		15,462,688

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education — 15.5%
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	$1,525	$1,503,680
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	1,800	1,819,170
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C, 6.50%, 7/01/13 (e)	2,120	2,388,519
Montclair State University, Series J, 5.25%, 7/01/38	580	562,809
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,176,382
Fairleigh Dickinson University, Series C, 6.00%, 7/01/20	1,000	1,036,930
Georgian Court University, Series D, 5.00%, 7/01/33	250	225,493
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	655,809
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,603,511
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	535	520,400
5.00%, 12/01/26	350	341,838
5.25%, 12/01/32	500	487,495
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	1,500	1,509,825

		15,831,861

Health — 27.4%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,000	794,070
City of Newark New Jersey, Refunding RB, New Community Urban Renewal, Series A (Ginnie Mae), 5.20%, 6/01/30	1,780	1,767,148
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	444,305
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	703,460
Masonic Charity Foundation Project, 5.50%, 6/01/31	875	857,246

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	$4,050	$4,008,042
Seabrook Village Inc. Facility, 5.25%, 11/15/26	1,790	1,509,507
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/37 (f)	900	897,435
AHS Hospital Corp., 6.00%, 7/01/41 (f)	1,045	1,033,306
Health System, Catholic Health East, Series A, 5.38%, 11/15/12 (e)	3,000	3,222,780
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,241,642
Kennedy Health System, 5.63%, 7/01/31	2,030	1,907,571
Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	705,413
Virtua Health (AGC), 5.50%, 7/01/38	1,250	1,256,425
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,255	1,271,051
CAB, St. Barnabas Health, Series B, 5.89%, 7/01/30 (g)	2,500	619,600
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (g)	7,700	1,079,386
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (g)	7,250	935,250
Robert Wood Johnson, 5.00%, 7/01/31	750	712,470
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,448,073
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	750	597,668

		28,011,848

Housing — 16.6%
Middlesex County Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,378,510
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,360	4,312,650
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	1,775	1,738,932
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,750	1,784,283
Series A, 4.75%, 11/01/29	1,185	1,131,592
Series AA, 6.38%, 10/01/28	1,395	1,488,981
Series AA, 6.50%, 10/01/38	1,720	1,857,858
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	665	602,636

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Housing (concluded)
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	$580	$605,926
6.75%, 12/01/38	1,850	2,051,909

		16,953,277

State — 23.8%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 5.22%, 11/01/26 (g)	6,000	2,811,120
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	5,000	4,749,600
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,000	1,043,990
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,406,264
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,065,340
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,000	3,162,840
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,275	1,256,971
School Facilities Construction, Series AA, 5.50%, 12/15/29	2,000	2,078,180
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,493,725
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 4.85%, 12/15/32 (g)	4,000	927,360
Transportation System, Series A (AGC), 5.63%, 12/15/28	670	721,309
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	602,322

		24,319,021

Transportation — 18.1%
Delaware River Port Authority of Pennsylvania and New Jersey, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	1,000	1,001,350
Series D, 5.00%, 1/01/40	800	786,776
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	3,205	3,206,763
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	945	1,009,818
Series A, 6.00%, 12/15/18 (e)	505	643,011
Series A, 5.88%, 12/15/38	1,770	1,845,455
Series A (AGC), 5.50%, 12/15/38	1,000	1,023,050
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/42	1,430	1,366,508
Special Project, Series 6, AMT
(NPFGC), 5.75%, 12/01/22	6,000	5,751,480

2	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	$1,750	$1,827,613

		18,461,824

Utilities — 0.5%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.41%, 9/01/33 (g)	2,000	472,040

Total Municipal Bonds in New Jersey		130,836,963

Puerto Rico — 26.3%

County/City/Special District/School District — 6.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	2,250	2,246,602
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C:
6.00%, 8/01/39	1,740	1,744,698
(AGM), 5.13%, 8/01/42	3,000	2,841,270

		6,832,570

Housing — 4.6%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (Ginnie Mae), 5.30%, 12/01/28	2,330	2,330,000
Puerto Rico Housing Finance Authority, Refunding RB, Mortgage-Backed Securities, Series A (Ginnie Mae), 5.20%, 12/01/33	2,330	2,330,350

		4,660,350

State — 10.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.37%, 7/01/37 (g)	6,000	854,760
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	1,680	1,689,778
Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC) (b):
5.50%, 7/01/12	1,335	1,092,417
5.46%, 7/01/17 (e)	3,665	3,994,813
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	500	510,745
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,075	3,013,500

		11,156,013

Transportation — 2.3%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	500	487,470
Series CC (AGC), 5.50%, 7/01/31	935	929,287
Series M, 5.00%, 7/01/32	1,000	876,580

		2,293,337

Utilities — 1.8%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,000	1,834,120

Total Municipal Bonds in Puerto Rico		26,776,390

Value

Total Municipal Bonds – 154.5%	$157,613,353

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)

New Jersey — 3.9%

Transportation — 3.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	$2,000	1,997,260
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,022,630

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 3.9%		4,019,890

Total Long-Term Investments (Cost – $167,559,106) – 158.4%		161,633,243

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.04% (i)(j)	1,780,274	1,780,274

Total Short-Term Securities (Cost – $1,780,274) – 1.7%		1,780,274

Total Investments (Cost – $169,339,380*) – 160.1%		163,413,517
Other Assets Less Liabilities – 0.1%		81,486
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (2.3)%		(2,362,664)
Preferred Shares, at Redemption Value – (57.9)%		(59,101,996)

Net Assets – 100.0%		$102,030,343

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$166,697,810

Gross unrealized appreciation	$3,564,111
Gross unrealized depreciation	(9,207,700)

Net unrealized depreciation	$(5,643,589)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs & Co.	$1,930,741	$929

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF New Jersey Municipal Money Fund	5,032,609	(3,252,335)	1,780,274	$1,148

(j)	Represents the current yield as of report date.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2011	4

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

41	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$4,859,063	$(107,703)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$161,633,243	—	$161,633,243
Short-Term Securities	$1,780,274	—	—	1,780,274

Total	$1,780,274	$161,633,243	—	$163,413,517

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(107,703)	—	—	$(107,703)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock New Jersey Municipal Income Trust

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 24, 2011